Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

9. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the year ended
	December 31,
	2021	2022	2023
Revenues from long-term time charters	221,813	183,232	164,257
Revenues from spot time charters	104,329	187,802	233,581
Total	326,142	371,034	397,838

The Partnership defines long-term time charters as charter party agreements with an initial duration of more than three years (excluding any optional periods), while all charter party agreements of an initial duration of less than (or equal to) three years (excluding any optional periods) are classified as spot time charters.

The technical management service components of revenues from time charters (Revenues from long-term time charters and Revenues from spot time charters) for the years ended December 31, 2021, 2022 and 2023 were $76,545, $78,149 and $69,321, respectively. These figures are not readily quantifiable as the Partnership’s contracts (under time charter arrangements) do not separate these components. The service component amounts are estimated based on the amounts of the vessel operating expenses for each year applying the “cost plus margin” approach.

Payments received include payments for the service components in these time charter arrangements.